Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments Schedule [Abstract]
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2015
Fixed maturities:
U.S. government obligations	$2,425.4	$4.4	$(0.6)	$0	$2,429.2	11.6%
State and local government obligations	2,677.6	47.5	(3.7)	0	2,721.4	13.0
Foreign government obligations	18.6	0	0	0	18.6	0.1
Corporate debt securities	3,713.2	11.3	(33.0)	0.1	3,691.6	17.6
Residential mortgage-backed securities	1,726.0	22.1	(20.6)	(0.8)	1,726.7	8.3
Agency residential pass-through obligations	90.3	0.1	(1.1)	0	89.3	0.4
Commercial mortgage-backed securities	2,665.7	16.9	(29.4)	0	2,653.2	12.7
Other asset-backed securities	1,771.1	1.4	(5.1)	0.5	1,767.9	8.4
Redeemable preferred stocks	260.0	17.6	(43.3)	0	234.3	1.1
Total fixed maturities	15,347.9	121.3	(136.8)	(0.2)	15,332.2	73.2
Equity securities:
Nonredeemable preferred stocks	674.2	122.8	(15.7)	1.3	782.6	3.7
Common equities	1,494.3	1,170.4	(14.2)	0	2,650.5	12.7
Short-term investments	2,172.0	0	0	0	2,172.0	10.4
Total portfolio[2,3]	$19,688.4	$1,414.5	$(166.7)	$1.1	$20,937.3	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2014
Fixed maturities:
U.S. government obligations	$2,641.1	$27.3	$(1.3)	$0	$2,667.1	14.0%
State and local government obligations	2,095.7	44.6	(1.1)	0	2,139.2	11.2
Foreign government obligations	14.2	0	0	0	14.2	0.1
Corporate debt securities	2,813.9	32.9	(10.4)	0.3	2,836.7	14.9
Residential mortgage-backed securities	1,635.5	34.5	(10.8)	(0.7)	1,658.5	8.7
Agency residential pass-through obligations	0	0	0	0	0	0
Commercial mortgage-backed securities	2,278.7	39.3	(2.6)	0.2	2,315.6	12.2
Other asset-backed securities	1,634.9	3.8	(0.8)	0.8	1,638.7	8.6
Redeemable preferred stocks	260.2	24.7	(5.7)	0	279.2	1.5
Total fixed maturities	13,374.2	207.1	(32.7)	0.6	13,549.2	71.2
Equity securities:
Nonredeemable preferred stocks	590.4	201.1	(6.4)	42.4	827.5	4.4
Common equities	1,289.2	1,213.2	(10.1)	0	2,492.3	13.1
Short-term investments	2,149.0	0	0	0	2,149.0	11.3
Total portfolio[2,3]	$17,402.8	$1,621.4	$(49.2)	$43.0	$19,018.0	100.0%

[1] Represents net holding period gains (losses) on certain hybrid securities (discussed below).
[2] Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2015, $23.1 million was included in "other assets," compared to $31.3 million in "other liabilities" at December 31, 2014.
[3] The total fair value of the portfolio included $1.3 billion and $1.9 billion at December 31, 2015 and 2014, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities
Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2015	2014
Fixed maturities:
Corporate debt securities	$49.1	$139.8
Residential mortgage-backed securities	144.3	120.7
Commercial mortgage-backed securities	17.3	31.2
Other asset-backed securities	11.3	13.7
Total fixed maturities	222.0	305.4
Equity securities:
Nonredeemable preferred stocks	50.7	122.3
Total hybrid securities	$272.7	$427.7

Composition of Fixed Maturities by Maturity
 The composition of fixed maturities by maturity at December 31, 2015, was:

(millions)	Cost	Fair Value
Less than one year	$4,532.3	$4,530.9
One to five years	6,758.0	6,734.7
Five to ten years	3,934.1	3,940.3
Ten years or greater	119.1	121.9
Total[1]	$15,343.5	$15,327.8

[1] Excludes $4.4 million related to our open interest rate swap positions.

Gross Unrealized Losses by Major Security
The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2015
Fixed maturities:
U.S. government obligations	22	$897.1	$(0.6)	22	$897.1	$(0.6)	0	$0	$0
State and local government obligations	290	606.7	(3.7)	264	500.7	(2.6)	26	106.0	(1.1)
Corporate debt securities	215	2,580.6	(33.0)	197	2,294.6	(25.2)	18	286.0	(7.8)
Residential mortgage-backed securities	188	1,294.7	(20.6)	115	493.4	(3.7)	73	801.3	(16.9)
Agency residential pass-through obligations	61	84.9	(1.1)	61	84.9	(1.1)	0	0	0
Commercial mortgage-backed securities	207	2,046.5	(29.4)	171	1,694.6	(25.8)	36	351.9	(3.6)
Other asset-backed securities	101	1,548.6	(5.1)	92	1,472.0	(4.5)	9	76.6	(0.6)
Redeemable preferred stocks	9	199.4	(43.3)	6	119.4	(14.5)	3	80.0	(28.8)
Total fixed maturities	1,093	9,258.5	(136.8)	928	7,556.7	(78.0)	165	1,701.8	(58.8)
Equity securities:
Nonredeemable preferred stocks	10	301.8	(15.7)	5	124.2	(1.7)	5	177.6	(14.0)
Common equities	64	164.8	(14.2)	60	161.4	(14.2)	4	3.4	0
Total equity securities	74	466.6	(29.9)	65	285.6	(15.9)	9	181.0	(14.0)
Total portfolio	1,167	$9,725.1	$(166.7)	993	$7,842.3	$(93.9)	174	$1,882.8	$(72.8)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2014
Fixed maturities:
U.S. government obligations	11	$428.2	$(1.3)	5	$150.7	$(0.3)	6	$277.5	$(1.0)
State and local government obligations	46	234.2	(1.1)	28	177.9	(0.4)	18	56.3	(0.7)
Corporate debt securities	53	843.2	(10.4)	43	647.5	(6.1)	10	195.7	(4.3)
Residential mortgage-backed securities	70	844.2	(10.8)	33	465.2	(3.1)	37	379.0	(7.7)
Agency residential pass-through obligations	0	0	0	0	0	0	0	0	0
Commercial mortgage-backed securities	63	723.4	(2.6)	54	667.5	(1.4)	9	55.9	(1.2)
Other asset-backed securities	44	741.8	(0.8)	42	715.7	(0.7)	2	26.1	(0.1)
Redeemable preferred stocks	3	103.0	(5.7)	1	33.0	(1.0)	2	70.0	(4.7)
Total fixed maturities	290	3,918.0	(32.7)	206	2,857.5	(13.0)	84	1,060.5	(19.7)
Equity securities:
Nonredeemable preferred stocks	8	231.4	(6.4)	5	143.2	(3.6)	3	88.2	(2.8)
Common equities	20	68.4	(10.1)	19	61.8	(9.6)	1	6.6	(0.5)
Total equity securities	28	299.8	(16.5)	24	205.0	(13.2)	4	94.8	(3.3)
Total portfolio	318	$4,217.8	$(49.2)	230	$3,062.5	$(26.2)	88	$1,155.3	$(23.0)

Total Non-Credit Portion of Other-Than-Temporary Impairment Recorded in Accumulated Other Comprehensive Income, Reflecting Orginal Non-Credit Loss at the Time Credit Impairment
The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2015	2014
Fixed maturities:
Residential mortgage-backed securities	$(43.3)	$(44.1)
Commercial mortgage-backed securities	(0.6)	(0.6)
Total fixed maturities	$(43.9)	$(44.7)

OTTI Credit Losses Recognized in Earnings
The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2015, 2014, and 2013, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Balance at December 31, 2014	$12.7	$0.4	$13.1
Credit losses for which an OTTI was previously recognized	0	0	0
Reductions for securities sold/matured	(1.4)	0	(1.4)
Change in recoveries of future cash flows expected to be collected[1,2]	1.1	0	1.1
Reductions for previously recognized credit impairments written-down to fair value[3]	0	0	0
Balance at December 31, 2015	$12.4	$0.4	$12.8

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Balance at December 31, 2013	$19.2	$0.4	$19.6
Credit losses for which an OTTI was previously recognized	0	0	0
Reductions for securities sold/matured	(0.1)	0	(0.1)
Change in recoveries of future cash flows expected to be collected[1,2]	(6.4)	0	(6.4)
Reductions for previously recognized credit impairments written-down to fair value[3]	0	0	0
Balance at December 31, 2014	$12.7	$0.4	$13.1

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Balance at December 31, 2012	$27.1	$0.6	$27.7
Credit losses for which an OTTI was previously recognized	0.1	0	0.1
Reductions for securities sold/matured	0	0	0
Change in recoveries of future cash flows expected to be collected[1,2]	(7.8)	(0.2)	(8.0)
Reductions for previously recognized credit impairments written-down to fair value[3]	(0.2)	0	(0.2)
Balance at December 31, 2013	$19.2	$0.4	$19.6

[1] Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2] Includes $2.9 million, $4.3 million, and $2.6 million at December 31, 2015, 2014, and 2013, respectively, recognized in income in excess of the cash flows expected to be collected at the time of the write-downs.
[3] Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Components of Net Realized Gains (Losses)
The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2015	2014	2013
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$17.5	$24.0	$8.5
State and local government obligations	7.8	9.3	7.7
Corporate and other debt securities	31.2	37.2	47.7
Residential mortgage-backed securities	4.9	2.7	3.0
Commercial mortgage-backed securities	15.7	17.0	10.0
Redeemable preferred stocks	0.1	2.7	0
Total fixed maturities	77.2	92.9	76.9
Equity securities:
Nonredeemable preferred stocks	65.3	90.0	126.3
Common equities	50.4	107.3	68.6
Subtotal gross realized gains on security sales	192.9	290.2	271.8
Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(0.9)	(7.6)	(3.7)
State and local government obligations	(0.3)	(0.5)	0
Corporate and other debt securities	(5.0)	(2.8)	(6.2)
Residential mortgage-backed securities	(0.4)	(0.2)	0
Agency residential pass-through obligations	(0.4)	0	0
Commercial mortgage-backed securities	(1.3)	(8.3)	(1.8)
Redeemable preferred stocks	0	(3.2)	(0.1)
Total fixed maturities	(8.3)	(22.6)	(11.8)
Equity securities:
Nonredeemable preferred stocks	(3.2)	0	(0.1)
Common equities	(38.4)	(7.3)	(0.6)
Subtotal gross realized losses on security sales	(49.9)	(29.9)	(12.5)
Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	16.6	16.4	4.8
State and local government obligations	7.5	8.8	7.7
Corporate and other debt securities	26.2	34.4	41.5
Residential mortgage-backed securities	4.5	2.5	3.0
Agency residential pass-through obligations	(0.4)	0	0
Commercial mortgage-backed securities	14.4	8.7	8.2
Redeemable preferred stocks	0.1	(0.5)	(0.1)
Total fixed maturities	68.9	70.3	65.1
Equity securities:
Nonredeemable preferred stocks	62.1	90.0	126.2
Common equities	12.0	100.0	68.0
Subtotal net realized gains (losses) on security sales	143.0	260.3	259.3
Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	0	0	(0.6)
Total fixed maturities	0	0	(0.6)
Equity securities:
Common equities	(8.7)	(7.2)	(5.5)
Subtotal other-than-temporary impairment losses	(8.7)	(7.2)	(6.1)
Other gains (losses)
Hybrid securities	(1.3)	30.5	6.4
Derivative instruments	(20.7)	(64.1)	56.6
Litigation settlements	0.4	4.7	2.2
Subtotal other gains (losses)	(21.6)	(28.9)	65.2
Total net realized gains (losses) on securities	$112.7	$224.2	$318.4

Components of Net Investment Income
The components of net investment income for the years ended December 31, were:

(millions)	2015	2014	2013
Fixed maturities:
U.S. government obligations	$28.3	$46.2	$50.2
State and local government obligations	60.7	50.1	48.0
Foreign government obligations	0.4	0.4	0.2
Corporate debt securities	102.4	82.1	98.8
Residential mortgage-backed securities	52.2	44.9	28.1
Agency residential pass-through obligations	2.1	0	0
Commercial mortgage-backed securities	74.6	66.0	74.8
Other asset-backed securities	22.0	16.7	16.7
Redeemable preferred stocks	15.0	15.5	21.2
Total fixed maturities	357.7	321.9	338.0
Equity securities:
Nonredeemable preferred stocks	43.7	38.6	36.2
Common equities	51.0	46.6	45.8
Short-term investments	2.2	1.3	2.0
Investment income	454.6	408.4	422.0
Investment expenses	(22.8)	(18.9)	(18.8)
Net investment income	$431.8	$389.5	$403.2

Derivative Instruments
The following table shows the status of our derivative instruments at December 31, 2015 and 2014, and for the years ended December 31, 2015, 2014, and 2013:

(millions)					Balance Sheet[2]			Comprehensive Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Pretax Net Realized Gains (Losses)
								Years ended
	December 31,					December 31,		December 31,
Derivatives designated as:	2015	2014	2013	Purpose	Classification	2015	2014	2015	2014	2013
Hedging instruments
Closed:
Ineffective cash flow hedge	$18	$44	$54	Manage interest rate risk	NA	$0	$0	$0.2	$0.5	$0.8
Non-hedging instruments
Assets:
Interest rate swaps	750	750	750	Manage portfolio duration	Investments - fixed maturities	4.4	15.8	(23.4)	(64.6)	59.8
Closed:
Interest rate swaps	0	0	1,263	Manage portfolio duration	NA	0	0	0	0	(4.0)
U.S. Treasury Note futures	691	0	0	Manage portfolio duration	NA	0	0	2.5	0	0
Total	NA	NA	NA			$4.4	$15.8	$(20.7)	$(64.1)	$56.6

[1] The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.
2 To the extent we hold both derivative assets and liabilities with the same counterparty that are subject to an enforceable master netting arrangement, we expect that we will report them on a gross basis on our balance sheets, consistent with our historical presentation.

NA = Not Applicable